INCOME (LOSS) PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ (1,159)	$ (6,766)	$ (1,871)	$ (4,049)	$ (401)	$ (1,921)
Basic weighted average number of shares outstanding			13,226	8,463	10,767	3,302
Net loss per share (basic)			$ (0.14)	$ (0.48)	$ (0.04)	$ (0.58)
Diluted weighted average number of shares outstanding			13,172	8,463	80,545	3,302
Net loss per share (diluted)			$ (0.14)	$ (0.48)	$ (0.04)	$ (0.58)
Dilutive equity instruments (number of equivalent units)			37,466	36,569	68,778	73,144
Warrants [Member]
Dilutive equity instruments (number of equivalent units)			17,869	4,341	7,683	30,208
Convertible Debt [Member]
Dilutive equity instruments (number of equivalent units)			1,281	31,228	62,095	39,636
Preferred Stock [Member]
Dilutive equity instruments (number of equivalent units)			18,316	0	0	0
Equity Option [Member]
Dilutive equity instruments (number of equivalent units)			0	0	0	0